DEBT (Details) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2020 USD ($)	Jun. 30, 2018 USD ($) item	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Debt Instrument [Line Items]
Proceeds from PPP loan				$ 5,379
Cash and Investments			$ 30,000	30,000
Outstanding amount			10,000	10,000
Debt, current			10,000	10,000
Deferred financing costs			$ 100	$ 100
Term loan
Debt Instrument [Line Items]
Nominal amount		$ 20,000
Term of loan		36 months
Proceeds from PPP loan		$ 10,000
Remaining borrowing capacity		$ 10,000
Threshold Number of times additional amount drawn | item		3
Minimum amount to be drawn		$ 2,000
Term loan | Prime Rate
Debt Instrument [Line Items]
Spread percentage			0.50%	0.50%	0.50%
Interest rate			3.25%	3.25%	4.75%
Interest rate			2.75%	2.75%	4.25%
Paycheck Protection Program
Debt Instrument [Line Items]
Interest rate			1.00%
Outstanding amount			$ 200
Loan Proceeds	$ 5,400